Expense Example - VIPValueStrategiesPortfolio-InvestorPRO - VIPValueStrategiesPortfolio-InvestorPRO - VIP Value Strategies Portfolio - VIP Value Strategies Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835